Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended	6 Months Ended
	Jul. 20, 2020	Sep. 22, 2020	Mar. 31, 2021	Dec. 31, 2020	Jul. 01, 2020
Related Party Transactions (Details) [Line Items]
Number of unit issued (in Shares)		10,000,000	355,000
Common stock price per share (in Dollars per share)			$ 10.00	$ 10.00
Over-allotment option Description	The over-allotment option was not exercised by the underwriters during the 45-day option period; thus, 375,000 shares were forfeited accordingly as of November 1, 2020.
Price per share (in Dollars per share)		$ 10.00	$ 10.00
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
General and administrative services			$ 10,000	$ 10,000
Administrative service fee			$ 30,000	$ 34,334
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)			2,500,000	2,500,000
Common stock, shares outstanding (in Shares)			2,500,000	2,500,000
Founder Shares [Member] | Common Stock [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture	$ 375,000
Common stock, shares issued (in Shares)				2,500,000
Common stock, shares outstanding (in Shares)				2,500,000
IPO [Member]
Related Party Transactions (Details) [Line Items]
Number of unit issued (in Shares)		10,000,000	10,000,000
Common stock, shares issued (in Shares)			5,000,000	5,000,000
Aggregate principal amount					$ 300,000
Borrowings outstanding under the promissory note			$ 7,172	$ 95,136
Price per share (in Dollars per share)		$ 10.00	$ 10.00
IPO [Member] | Related Party Loans [Member]
Related Party Transactions (Details) [Line Items]
Working capital loans converted value			$ 1,500,000	$ 1,500,000
Price per share (in Dollars per share)			$ 10.00	$ 10.00
Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Number of unit issued (in Shares)	2,875,000
Value of common stock holders	$ 25,000
Common stock price per share (in Dollars per share)	$ 0.01
Shares subject to forfeiture	$ 375,000
Over-allotment option Description	The over-allotment option was not exercised by the underwriters during the 45-day option period; thus, 375,000 shares were forfeited accordingly as of November 1, 2020.
Common stock, shares issued (in Shares)			2,500,000	2,500,000
Common stock, shares outstanding (in Shares)			2,500,000	2,500,000
Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Number of unit issued (in Shares)	2,875,000
Value of common stock holders	$ 25,000
Common stock price per share (in Dollars per share)	$ 0.01